GOING CONCERN AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND LIQUIDITY

NOTE 2. GOING CONCERN AND LIQUIDITY

The accompanying condensed combined carve-out financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

As of September 30, 2023, the Company had approximately $0.9 million in cash and a working capital deficit of approximately $1.5 million.

For the nine-month period ended September 30, 2023, the Company incurred net losses of approximately $2.4 million and cash used in operating activities of approximately $2.6 million. The Company’s liquidity needs through September 30, 2023 have been satisfied through additional investments from HCMC, our parent company (see Note 14). After the spin-off, the Company will need to develop new sources of financing to fund future operations and capital expansion. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

The Company believes that it has sufficient cash on hand to meet its obligations and capital requirements for at least the twelve months from the date these financial statements are issued. Accordingly, no adjustment has been made to the financial statements to account for this uncertainty.

Note 2. GOING CONCERN AND LIQUIDITY

The accompanying combined carve-out financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

The Company currently and historically has reported net losses and cash outflows from operations. As of December 31, 2022, cash totaled approximately $2.0 million. Additionally, for the year ended December 31, 2022, we reported a net loss of approximately $3.3 million.

The Company is actively seeking additional funds either through equity or debt financing, collaborative agreements or from other sources. Should we require additional funds, HCMC has committed to providing such funding to the Company. As a result, as of the date of the issuance of these combined carve-out financial statements, we believe our plans have alleviated substantial doubt about the Company’s ability to sustain operations for at least the next twelve months from the issuance of these combined carve-out financial statements.